Organization and Nature of Business (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 28, 2021	Dec. 29, 2020	Feb. 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Organization and Nature of Business (Details) [Line Items]
Agreement rights , description				The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7 for additional information).	The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7).
Cash and cash equivalents				$ 50,320,435	$ 7,145,661	$ 911,015	$ 2,818,194
Restricted cash				$ 18,228,113	$ 32,907,800	$ 13,218,879	$ 5,796,398
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Purchase price		$ 15,239,653
Received from issuance of shares of common stock					$ 23,426,161
IRG, LLC [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Purchase price	$ 15,000,000
Received from issuance of shares of common stock			$ 34,500,000
Net proceeds			$ 25,000,000
IRG, LLC [Member] | Subsequent Event [Member]
Organization and Nature of Business (Details) [Line Items]
Purchase price	$ 15,000,000
Liquidity [Member]
Organization and Nature of Business (Details) [Line Items]
Cash and cash equivalents				$ 50,000,000	7,000,000
Restricted cash				$ 18,000,000	$ 33,000,000